INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 1,168	$ 405
Guanacevi, Mexico [Member] | Warehouse inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	539	0
Bolañitos Mexico [Member] | Warehouse inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	357	0
El Compas, Mexico [Member] | Stockpile inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	0	254
El Compas, Mexico [Member] | Finished goods [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 0	$ 151